MICHAELS STORES, INC.
8000 Bent Branch Drive
Irving, Texas 75063
March 29, 2006
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Change in Method of Accounting
Ladies and Gentlemen:
     In accordance with General Instruction D(3) to Form 10-K, Michaels Stores, Inc. (the “Company”) hereby informs the Commission that the financial statements and related disclosure in the Company’s Annual Report on Form 10-K (“Form 10-K”) for the fiscal year ended January 28, 2006 (“Fiscal Year 2005”) reflect a change in method of accounting from the preceding fiscal year. Note 2 to the Consolidated Financial Statements of the Company included in its Form 10-K describes a change in the Company’s method of accounting for merchandise inventories from a retail inventory method to the weighted average cost method in Fiscal Year 2005. Additionally, the Company adopted the provisions of (i) Statement of Financial Accounting Standards (“SFAS”) No. 123(R), Share Based Payment, effective January 30, 2005, (ii) SFAS No. 151, Inventory Costs, effective October 31, 2005, and (iii) Financial Interpretation No. 47, Accounting for Conditional Asset Retirement Obligations — an Interpretation of FASB Statement No. 143, effective October 31, 2005.
     If you have any questions regarding this matter, please call me at (972) 409-1581.

Very truly yours,

/s/ Jeffrey N. Boyer

Jeffrey N. Boyer
President and
Chief Financial Officer

cc:	Mark V. Beasley, Esq. C. Elaine Hernandez, Esq. Robert L. Estep, Esq. Mr. Jim Bradow